UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                              --------------

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Richard Chandler Capital Corporation
                 -------------------------------------------

Address:         Windward 1, Regatta Office
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                 PO Box 897, Grand Cayman,
                 -------------------------------------------
                 KY1-1103. Cayman Islands
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Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            James Andrew Macarthur
                 -------------------------------------------
Title:           Director
                 -------------------------------------------
Phone:           +65 6210 5544
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Signature, Place, and Date of Signing:

   /s/ James Andrew Macarthur      Singapore, Singapore   2/14/2012
   --------------------------      --------------------   ---------
          [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                     2

     Form 13F Information Table Entry Total:                -

     Form 13F Information Table Value Total:                -
                                                          (thousands)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number    Name

01      28-                     Richard Chandler Capital Corporation Pte Limited
----       ------------------   ------------------------------------------------

02      28-                     Jasmine Fund Pte Ltd
----       ------------------   ------------------------------------------------

                           FORM 13F INFORMATION TABLE


   COLUMN 1        COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6        COLUMN 7                COLUMN 8
   --------        --------    --------  --------      --------          --------        --------                --------
                                           VALUE  SHRS OR   SH/ PUT/    INVESTMENT         OTHER
NAME OF ISSUER  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   PRN CALL    DISCRETION        MANAGER            VOTING AUTHORITY
--------------  --------------   -----   -------- -------   --- ----    ----------        -------            ----------------
                                                                                                         Sole       Shared     None
                                                                                                         ----       ------     ----

--------------- -------------- -------- --------- --------- --- ---- ----------------- -------------- ------------ ---------- -----

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